NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTEREST
Schedule of the information relating to each entity that has material NCI, before any intra-SCHMID eliminations in € thousands
Carrying amount of acquired non-controlling interests	6,755
Purchase price paid to non-controlling shareholders	(32,969)
Decrease in equity of the owners of the parent company	(26,214)

The decrease in equity of the owners of the parent company is composed as follows:
– Decrease in capital reserves	(26,273)
– Increase in currency translation reserve	59
Decrease in equity of the owners of the parent company	(26,214)

	SCHMID	SCHMID Taiwan
12/31/2024	Singapore Pte. Ltd.	Ltd.
NCI percentage	10.0%	14.0%
Non-current assets	—	142
Current assets	2,791	3,524
Non-current liabilities	—	81
Current liabilities	(149)	374
Net assets	2,940	3,210
Net assets attributable to NCI	294	448
Revenue	—	2,260
Profit/(Loss)	2,183	(3,462)
OCI	—	—
Total comprehensive income/(loss)	2,183	(3,462)
Total comprehensive income / (loss) allocated to NCI	218	(483)
Accumulated NCI end of period	295	298

		SCHMID
		Technology
	SCHMID	Guangdong Co.,	SCHMID Taiwan
12/31/2023	Singapore Pte. Ltd.	Ltd	Ltd.
NCI percentage	10.0%	24.1%	14.0%
Non-current assets	—	5,118	185
Current assets	2,797	42,569	11,827
Non-current liabilities	—	847	605
Current liabilities	2,062	22,288	5,182
Net assets	736	24,552	6,224
Net assets attributable to NCI	74	5,917	868
Revenue	—	27,750	1,672
Profit/(Loss)	6,188	2,298	(402)
OCI	—	(1,550)	(252)
Total comprehensive income/(loss)	6,118	748	(654)
Total comprehensive income / (loss) allocated to NCI	619	180	(91)
Accumulated NCI end of period	77	6,487	794

		SCHMID
		Technology
	SCHMID	Guangdong Co.,	SCHMID Taiwan
12/31/2022	Singapore Pte. Ltd.	Ltd	Ltd.
NCI percentage	10.0%	24.1%	14.0%
Non-current assets	—	4,575	71
Current assets	1,651	46,040	12,704
Non-current liabilities	—	568	694
Current liabilities	7,104	26,244	5,203
Net assets	(5,453)	23,804	6,879
Net assets attributable to NCI	(545)	5,737	960
Revenue	—	38,753	12,873
Profit/(Loss)	(7)	6,068	4,152
OCI	—	(639)	(303)
Total comprehensive income/(loss)	(7)	5,429	3,849
to NCI	(1)	1,308	537
Accumulated NCI end of period	(543)	6,335	889

Cash flow statement SCHMID Technology Guangdong Co., Ltd
in € thousand	2024	2023	2022
Cash flow from operating activities	(723)	666	(1,688)
Cash flow from investing activities	(155)	(472)	(502)
Cash flow from financing activities	—	(21)	(452)
Effect of foreign exchange rate changes on cash and cash equivalents	241	(119)	116
Net increase (decrease) in cash and cash equivalents	(636)	55	(2,525)